Property, Plant and Equipment	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment
Property, Plant and Equipment

Note 15. Property, Plant and Equipment

(a)

							Prepayments
							for purchase
				Research	Office		of equipment
		Building		and	furniture		and
		and		development	and		construction
	Land	improvements	Machinery	equipment	equipment	Others	in progress	Total
	(in thousands)
Cost
Balance at January 1, 2018	$14,328	24,944	55,070	40,192	11,887	29,157	27,394	202,972
Acquisitions through business combinations	-	-	700	-	27	-	-	727
Additions	-	4,268	14,520	6,084	1,352	3,879	14,045	44,148
Transfers	-	2,759	684	96	-	-	(3,548)	(9)
Disposals	-	-	(506)	(415)	(232)	(570)	-	(1,723)
Effect of exchange rate changes	-	-	-	-	(70)	(86)	-	(156)
Balance at December 31, 2018	14,328	31,971	70,468	45,957	12,964	32,380	37,891	245,959
Adjustments on initial Application of IFRS 16	-	-	-	-	-	5,899	-	5,899
Additions	27,500	6,502	3,909	1,069	884	4,280	25	44,169
Transfers	-	36,884	-	-	468	-	(37,352)	-
Disposals	-	-	(51)	(2,388)	(638)	(3,273)	-	(6,350)
Effect of exchange rate changes	-	-	-	-	(12)	(38)	-	(50)
Balance at December 31, 2019	$41,828	75,357	74,326	44,638	13,666	39,248	564	289,627

Accumulated Depreciation
Balance at January 1, 2018	$-	14,724	40,163	29,447	10,317	23,746	-	118,397
Depreciation for the year	-	1,326	7,891	5,087	710	3,333	-	18,347
Transfers	-	-	-	(7)	-	-	-	(7)
Disposals	-	-	(506)	(415)	(232)	(569)	-	(1,722)
Effect of exchange rate changes	-	-	-	-	(58)	(65)	-	(123)
Balance at December 31, 2018	-	16,050	47,548	34,112	10,737	26,445	-	134,892
Depreciation for the year	-	4,074	6,718	4,795	904	5,695	-	22,186
Transfers	-	-	-	-	-	-	-	-
Disposals	-	-	(51)	(2,388)	(638)	(3,265)	-	(6,342)
Effect of exchange rate changes	-	-	-	-	(17)	(30)	-	(47)
Balance at December 31, 2019	$-	20,124	54,215	36,519	10,986	28,845	-	150,689

Carrying amounts
At December 31, 2018	$14,328	15,921	22,920	11,845	2,227	5,935	37,891	111,067
At December 31, 2019	$41,828	55,233	20,111	8,119	2,680	10,403	564	138,938

Others in property, plant and equipment includes mold equipment, leasehold improvements, right-of-use assets and other equipment.

The Company incurred non-cash capital expenditures of $13,139 thousand, $5,524 thousand and $1,999 thousand in the years ended December 2017, 2018 and 2019.

The above items of property, plant and equipment, except certain machinery and equipment for specific project depreciated on Fixed-Percentage-on-Declining-Base Method basis mentioned in Note 4(i), are depreciated on a straight-line basis over their estimated useful lives as follows:

Buildings	25	years
Building improvements	4-16	years
Machinery	4-6	years
Research and development equipment	2-6	years
Office furniture and equipment	3-8	years
Others	2-15	years

For the years ended December 31, 2017, 2018 and 2019, the Company did not recognize any impairment loss on property, plant and equipment.

(b)     Lease Arrangements

(i)    Right-of-use assets

The Company recognized additional $5,899 thousand of right-of-use assets and $5,899 thousand of lease liabilities as at January 1, 2019. Addition to right-of use assets during 2019 was $246 thousand.  The carrying amount of right-of use assets for offices and buildings lease included in Others in property, plant and equipment was $4,115 thousand as of December 31, 2019.  Depreciation expense of right-of-use assets amounted to $2,018 thousand in 2019.

(ii)    Lease liabilities

December 31, 2019
(in thousands)
Current portion (classified under other current liabilities)	$1,432
Non-current portion (classified under other non-current liabilities)	2,788
$4,220

(iii)    Additional lease information

Year ended
December 31, 2019
(in thousands)
Expenses relating to short-term leases	$313
Expenses relating to low-value asset leases	$143
Expenses relating to variable lease payments not included
in the measurement of lease liabilities	$1,631

The reconciliation of lease liabilities to cash flows arising from financing activities was as follows:

Lease Liabilities
(in thousands)
January 1, 2019	$5,899
Change from financing cash flows:
Payment of lease liabilities	(1,957)
Total Change from financing cash flows	(1,957)
Other Changes:
New lease	246
Interest expense	112
Interest paid	(112)
Effect of exchange rate changes	32
Total liability-related other changes	278
December 31, 2019	$4,220